UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2022 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07354
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock Investment Quality Municipal Trust, Inc.

============== BlackRock Investment Quality Municipal Trust, Inc. ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date:	August 25, 2022